Schedule of Bank Loan (Detail) $ in Thousands	Dec. 31, 2019 USD ($)
Debt Disclosure [Abstract]
Short-term bank loan	$ 1,433
Debt issuance cost	(23)
Total short-term debt	1,410
Long-term bank loans	96,354
Debt issuance cost	(412)
Total debt	95,942
Less: current maturities	(2,081)
Total long-term debt	$ 93,861